Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 22, 2017	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes (Details) [Line Items]
Taxable deduction percentage	80.00%
Tax rates substantially lower	25.00%
Withholding income tax								10.00%
Iincome tax (in Dollars)		$ 106	$ (270)	$ 324	$ 5			$ 1	$ 189	$ 6,425
Federal corporate income tax rate								21.00%
operating loss carried forward (in Dollars)								$ 179,995
Remaining operating loss (in Dollars)								20,205
opearting loss carried forward indefinite (in Dollars)								6,377
Net operating loss carry forwards (in Dollars)								$ 6,702	$ 11,669	$ 17,943
Hongwei [Member]
Income Taxes (Details) [Line Items]
income tax								15.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Tax and income earned	35.00%
Minimum [Member]
Income Taxes (Details) [Line Items]
Tax and income earned	21.00%
PRC [Member]
Income Taxes (Details) [Line Items]
income tax	25.00%							15.00%	15.00%	15.00%
operating loss carried forward (in Dollars)								$ 153,413
UK [Member]
Income Taxes (Details) [Line Items]
income tax								19.00%	19.00%	19.00%
Germany [Member]
Income Taxes (Details) [Line Items]
income tax								31.90%	31.90%	31.90%
Forecast [Member] | Hongwei [Member]
Income Taxes (Details) [Line Items]
income tax						15.00%	15.00%